DEAN WITTER FEDERAL SECURITIES TRUST              TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS APRIL 30, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six months ended April 30, 1998, the economy exhibited healthy growth and benign inflation. The Federal Reserve Board expressed concern over the possibility of a resurgence in inflation due to the continued strength of the economy and employment growth, but this did not materialize, and as a result the Fed left rates unchanged.

Interest rates on long-term Treasuries during the six-month period under review were volatile, with rates on 30-year Treasuries ranging in yield between 5.69 percent and 6.25 percent. At the end of the period, the 30-year Treasury bond was yielding 5.95 percent compared to 6.15 percent six months before.

FUND PERFORMANCE

The Fund's performance was enhanced by the generally lower interest rate environment. For the six-month period ended April 30, 1998, the Fund's Class A, B, C and D shares had total returns of 3.24 percent, 3.25 percent, 3.12 percent and 3.68 percent, respectively, versus 3.56 percent for the Lehman Brothers General U.S. Government Index and 3.04 percent for the Lipper General U.S. Government Funds Index. The performance of the Fund's four share classes varies, because of differing expenses. On April 30, 1998, Dean Witter Federal Securities Trust had net assets in excess of $602 million.

THE PORTFOLIO

In response to the positive economic environment and low inflationary outlook, the Fund's average duration was increased to its current level of approximately
5.8 years.

The majority of the portfolio's assets continue to be invested in notes and bonds maturing in seven to 20 years. At the end of the period under review, 65 percent of the Fund's portfolio were invested in U.S. Treasury bonds with seven- to 20-year maturities and an additional one percent in U.S. Treasury notes in the one-to seven-year range.

DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

Approximately 23 percent of the Fund's portfolio were invested in mortgage-backed securities issued primarily by the Government National Mortgage Association (GNMA). Eight percent of the portfolio was invested in U.S. government agency obligations. The balance of the Fund consisted of short-term money market investments.

In the months to come, as conditions warrant, income from securities and proceeds from sales or maturing issues may be invested in mortgage-backed securities, which we believe continue to offer significant long-term value, and an incremental yield incentive over U.S. Treasury securities of similar maturities.

LOOKING AHEAD

During the winter of 1997-98, the turmoil in the Southeast Asian financial markets brought an investor flight to quality in U.S. Treasuries and the U.S. dollar. Should the crisis in Southeast Asia continue through 1998, we believe that the deflationary trend of that area's economies could be beneficial to holding inflation in check in the United States, although there can be no assurance what the outcome will be.

We expect that the U.S. economy is likely to maintain a healthy, albeit slowing pace for the remainder of the year. However, should inordinately strong economic growth give rise to inflationary pressures, the Federal Reserve may need to reassess its current monetary policy.

We appreciate your ongoing support of Dean Witter Federal Securities Trust and look forward to continuing to serve your investment objectives in the months and years to come.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

PRINCIPAL                                  DESCRIPTION
AMOUNT IN                                      AND                                      COUPON
THOUSANDS                                 MATURITY DATE                                  RATE           VALUE
-----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (74.9%)
            U.S. Government Agencies (8.2%)
$ 10,000    Federal Farm Credit Bank 12/20/04........................................        6.55%  $  10,034,500
  12,000    Federal Home Loan Banks 07/02/12.........................................        0.00       4,050,840
   4,400    Federal National Mortgage Assoc. 09/25/07................................        6.85       4,434,716
   5,000    Federal National Mortgage Assoc. 12/24/07................................        6.48       4,997,400
  42,000    Resolution Funding Strip 04/15/05 - 10/15/07.............................        0.00      25,983,370
                                                                                                    -------------
                                                                                                       49,500,826
                                                                                                    -------------
            U.S. Treasury Bonds (65.8%)
  20,000    11/15/15.................................................................        9.875     28,332,600
  22,000    11/15/12.................................................................       10.375     29,086,640
 188,600    08/15/13.................................................................       12.00     276,200,928
  41,000    11/15/11.................................................................       14.00      63,176,900
                                                                                                    -------------
                                                                                                      396,797,068
                                                                                                    -------------
            U.S. Treasury Notes (0.4%)
   2,500    05/31/98.................................................................        6.00       2,501,050
                                                                                                    -------------
            U.S. Treasury Strip (0.5%)
   5,000    02/15/07.................................................................        0.00       3,006,200
                                                                                                    -------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (IDENTIFIED COST $419,726,561).....................................................       451,805,144
                                                                                                    -------------
            MORTGAGE-BACKED SECURITIES (22.7%)
            Federal Home Loan Mortgage Corp. (5.2%)
  19,607    10/01/10 - 02/01/20......................................................        9.50      20,850,375
   7,923    09/01/15 - 10/01/19......................................................       10.00       8,547,374
   1,822    01/01/16 - 10/01/18......................................................       10.50       1,992,600
                                                                                                    -------------
                                                                                                       31,390,349
                                                                                                    -------------
            Federal National Mortgage Assoc. (6.4%)
  15,746    10/01/23 - 12/01/23......................................................        6.50      15,583,877
   3,860    06/01/26 - 12/01/26......................................................        7.50       3,960,197
  10,913    05/01/24 - 06/01/25......................................................        8.00      11,308,130
   5,657    01/01/22 - 04/01/25......................................................        8.50       5,910,113
   1,349    09/01/16 - 05/01/20......................................................        9.50       1,441,814
     176    03/01/16 - 02/01/18......................................................        9.75         189,573
                                                                                                    -------------
                                                                                                       38,393,704
                                                                                                    -------------
            Government National Mortgage Assoc. (11.1%)
  29,390    12/15/22 - 05/15/24......................................................        7.00      29,739,010
  22,691    06/15/17 - 10/15/26......................................................        7.50      23,300,786
  12,076    10/15/19 - 10/15/24......................................................        8.50      12,733,160
     916    05/15/16 - 11/15/20......................................................       10.00       1,000,781
     201    09/15/18.................................................................       11.00         222,188
                                                                                                    -------------
                                                                                                       66,995,925
                                                                                                    -------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (IDENTIFIED COST $132,325,110).....................................................       136,779,978
                                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL                                  DESCRIPTION
AMOUNT IN                                      AND                                      COUPON
THOUSANDS                                 MATURITY DATE                                  RATE           VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (0.7%)
            U.S. GOVERNMENT OBLIGATION (a) (0.5%)
$  3,000    U.S. Treasury Bill 11/12/98*
              (IDENTIFIED COST $2,914,566)...........................................        5.258% $   2,917,260
                                                                                                    -------------
            REPURCHASE AGREEMENT (0.2)%
     986    The Bank of New York due 05/01/98 (dated 04/30/98; proceeds $985,985) (b)
              (IDENTIFIED COST $985,834).............................................        5.50         985,834
                                                                                                    -------------
            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $3,900,400).......................................................         3,903,094
                                                                                                    -------------
            TOTAL INVESTMENTS
            (IDENTIFIED COST $555,952,071).....................................................     $ 592,488,216
                                                                                                    -------------
                                                                                                    -------------

                                          DESCRIPTION,
NUMBER OF                               EXPIRATION DATE,
CONTRACTS                               AND STRIKE PRICE
---------   -------------------------------------------------------------------------
            WRITTEN OPTIONS (C)
            Put options on Treasury bond futures
     100    June/1998/116......................................................................           $(3,125)
     100    June/1998/117......................................................................            (6,250)
     100    June/1998/118......................................................................           (15,625)
                                                                                                    -------------
            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $87,213)..................................          $(25,000)**
                                                                                                    -------------
                                                                                                    -------------

TOTAL INVESTMENTS
(IDENTIFIED COST $555,952,071) (D)........................................................   98.3%   $592,488,216
TOTAL WRITTEN OPTIONS OUTSTANDING.........................................................   (0.0)        (25,000)

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.7      10,508,146
                                                                                            ------  -------------
NET ASSETS................................................................................  100.0%   $602,971,362
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Some of these securities are segregated in connection with written options.
** The market value of U.S. Treasury securities pledged to cover written options on futures contracts is $2,917,260.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $873,785 U.S. Treasury Note 7.875% due 11/15/04 valued at $1,005,551.
(c) Options expire one month prior to the expiration date indicated for the Treasury bond futures.
(d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $37,634,364 and the aggregate gross unrealized depreciation is $1,098,219 resulting in net unrealized appreciation of $36,536,145.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $555,952,071)..............................................................  $592,488,216
Receivable for:
    Interest..................................................................................    10,872,066
    Principal paydowns........................................................................       724,546
    Shares of beneficial interest sold........................................................       678,134
Prepaid expenses and other assets.............................................................        85,809
                                                                                                ------------
     TOTAL ASSETS.............................................................................   604,848,771
                                                                                                ------------
LIABILITIES:
Written call options outstanding, at value (premiums received $87,213)........................        25,000
Payable for:
    Shares of beneficial interest repurchased.................................................       762,490
    Plan of distribution fee..................................................................       422,034
    Investment management fee.................................................................       274,187
    Dividends to shareholders.................................................................       208,852
    Options purchased.........................................................................        18,789
Accrued expenses and other payables...........................................................       166,057
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,877,409
                                                                                                ------------
     NET ASSETS...............................................................................  $602,971,362
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $619,668,344
Net unrealized appreciation...................................................................    36,598,358
Accumulated net realized loss.................................................................   (53,295,340)
                                                                                                ------------
     NET ASSETS...............................................................................  $602,971,362
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $2,506,784
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       265,951
     NET ASSET VALUE PER SHARE................................................................         $9.43
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................         $9.85
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $596,485,392
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    63,663,763
     NET ASSET VALUE PER SHARE................................................................         $9.37
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $3,142,113
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       332,699
     NET ASSET VALUE PER SHARE................................................................         $9.44
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $837,073
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        89,599
     NET ASSET VALUE PER SHARE................................................................         $9.34
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $23,825,684
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        2,375
Plan of distribution fee (Class B shares)......................................................    2,590,371
Plan of distribution fee (Class C shares)......................................................        7,598
Investment management fee......................................................................    1,687,978
Transfer agent fees and expenses...............................................................      273,387
Custodian fees.................................................................................       44,735
Professional fees..............................................................................       39,313
Shareholder reports and notices................................................................       37,205
Registration fees..............................................................................       31,100
Trustees' fees and expenses....................................................................        8,849
Other..........................................................................................        7,126
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,730,037
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   19,095,647
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................     (164,203)
    Futures contracts..........................................................................     (755,304)
    Options written............................................................................      910,661
                                                                                                 -----------

     NET LOSS..................................................................................       (8,846)
                                                                                                 -----------

     NET CHANGE IN UNREALIZED APPRECIATION.....................................................      560,619
                                                                                                 -----------

     NET GAIN..................................................................................      551,773
                                                                                                 -----------

NET INCREASE...................................................................................  $19,647,420
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED        ENDED
                                                       APRIL 30,       OCTOBER 31,
                                                          1998            1997*
-------------------------------------------------------------------------------------

                                                      (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................  $ 19,095,647    $  42,168,046
Net realized gain (loss)............................        (8,846)         690,276
Net change in unrealized appreciation...............       560,619        5,646,142
                                                      ------------   ----------------

     NET INCREASE...................................    19,647,420       48,504,464
                                                      ------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME
Class A shares......................................       (72,074)         (28,596)
Class B shares......................................   (18,956,031)     (42,134,728)
Class C shares......................................       (54,361)          (4,477)
Class D shares......................................       (13,181)            (245)
                                                      ------------   ----------------

     TOTAL DIVIDENDS................................   (19,095,647)     (42,168,046)
                                                      ------------   ----------------
Net decrease from transactions in shares of
  beneficial interest...............................   (23,470,625)    (100,380,918)
                                                      ------------   ----------------

     NET DECREASE...................................   (22,918,852)     (94,044,500)
                                                      ------------   ----------------

NET ASSETS:
Beginning of period.................................   625,890,214      719,934,714
                                                      ------------   ----------------

     END OF PERIOD..................................  $602,971,362    $ 625,890,214
                                                      ------------   ----------------
                                                      ------------   ----------------

---------------------

     * Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

$2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares,

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $23,299,942 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,617, $325,805 and $107, respectively and received $9,464 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 were $37,557,599 and $41,515,838, respectively.

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

Transactions in written options for the six months ended April 30, 1998 were as follows:

                                                                   CONTRACTS    PREMIUMS
                                                                   ---------   -----------
Option contracts written, outstanding at beginning of the
 period..........................................................      200     $    95,642
Options written..................................................    5,950       3,055,068
Options closed...................................................   (5,200)     (2,882,505)
Options exercised................................................     (250)       (118,896)
Options expired..................................................     (400)        (62,096)
                                                                   ---------   -----------
Option contracts written, outstanding at end of the period.......      300     $    87,213
                                                                   ---------   -----------
                                                                   ---------   -----------

For the six months ended April 30, 1998, the Fund incurred brokerage commissions with DWR for transactions executed and for clearing options and futures transactions, on behalf of the Fund in the amount of $450 and 4,339, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $7,800.

The Fund has unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,048. At April 30, 1998, the Fund had an accrued pension liability of $49,131 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had a net capital loss carryover of approximately $42,534,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 in the following years:

            AMOUNT IN THOUSANDS
--------------------------------------------
  1998       2000        2002        2004
---------  ---------  -----------  ---------
$   6,866  $   3,854  $    31,124  $     690
---------  ---------  -----------  ---------
---------  ---------  -----------  ---------

At October 31, 1997, the Fund was required for Federal income tax purposes to defer approximately $10,411,000 of realized losses on certain closed options and futures contracts.

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles.

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                                   APRIL 30, 1998                FOR THE YEAR
                                                              -------------------------              ENDED
                                                                                               OCTOBER 31, 1997*
                                                                     (UNAUDITED)          ---------------------------
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   -------------
CLASS A SHARES
Sold........................................................     155,770   $  1,468,198       227,350   $   2,100,734
Reinvestment of dividends...................................       6,502         61,347         2,813          26,335
Redeemed....................................................    (113,458)    (1,072,133)      (13,026)       (121,600)
                                                              ----------   ------------   -----------   -------------
Net increase - Class A......................................      48,814        457,412       217,137       2,005,469
                                                              ----------   ------------   -----------   -------------
CLASS B SHARES
Sold........................................................   2,731,379     25,719,828     5,820,412      53,293,625
Reinvestment of dividends...................................   1,097,381     10,287,792     2,488,705      22,774,438
Redeemed....................................................  (6,708,205)   (63,137,383)  (19,576,326)   (179,236,735)
                                                              ----------   ------------   -----------   -------------
Net decrease - Class B......................................  (2,879,445)   (27,129,763)  (11,267,209)   (103,168,672)
                                                              ----------   ------------   -----------   -------------
CLASS C SHARES
Sold........................................................     253,936      2,408,201        80,710         753,751
Reinvestment of dividends...................................       3,926         37,057           270           2,532
Redeemed....................................................      (1,521)       (14,507)       (4,622)        (42,939)
                                                              ----------   ------------   -----------   -------------
Net increase - Class C......................................     256,341      2,430,751        76,358         713,344
                                                              ----------   ------------   -----------   -------------
CLASS D SHARES
Sold........................................................      87,003        816,460         7,413          68,718
Reinvestment of dividends...................................       1,168         10,906            24             233
Redeemed....................................................      (6,009)       (56,391)      --             --
                                                              ----------   ------------   -----------   -------------
Net increase - Class D......................................      82,162        770,975         7,437          68,941
                                                              ----------   ------------   -----------   -------------
Net decrease in Fund........................................  (2,492,128)  $(23,470,625)  (10,966,277)  $(100,380,918)
                                                              ----------   ------------   -----------   -------------
                                                              ----------   ------------   -----------   -------------

---------------------

 * For Class A, C, and D, for the period July 28, 1997 (issue date) through October 31, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies.

At April 30, 1998, the Fund had outstanding written options on interest rate futures.

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE SIX
                                     MONTHS ENDED             FOR THE YEAR ENDED OCTOBER 31,
                                      APRIL 30,     --------------------------------------------------
                                        1998++      1997*++     1996       1995       1994       1993
------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................     $ 9.36      $ 9.25     $ 9.49     $ 8.74     $10.03     $ 9.57
                                        ------      ------     ------     ------     ------     ------

Net investment income..............       0.29        0.59       0.59       0.59       0.60       0.65

Net realized and unrealized gain
 (loss)............................       0.01        0.11      (0.25)      0.75      (1.28)      0.46
                                        ------      ------     ------     ------     ------     ------

Total from investment operations...       0.30        0.70       0.34       1.34      (0.68)      1.11
                                        ------      ------     ------     ------     ------     ------

Less dividends from net investment
 income............................      (0.29)      (0.59)     (0.58)     (0.59)     (0.61)     (0.65)
                                        ------      ------     ------     ------     ------     ------

Net asset value, end of period.....     $ 9.37      $ 9.36     $ 9.25     $ 9.49     $ 8.74     $10.03
                                        ------      ------     ------     ------     ------     ------
                                        ------      ------     ------     ------     ------     ------

TOTAL INVESTMENT RETURN+...........       3.25%(1)    7.89%      3.79%     15.89%     (6.92)%    12.03%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................       1.54%(2)    1.53%      1.53%      1.52%      1.52%      1.50%

Net investment income..............       6.22%(2)    6.41%      6.31%      6.53%      6.56%      6.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................       $596        $623       $720       $829       $841     $1,128

Portfolio turnover rate............          6%(1)      12%        10%         7%        18%         7%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                             FOR THE PERIOD
                                                                           FOR THE SIX       JULY 28, 1997*
                                                                          MONTHS ENDED       THROUGH OCTOBER
                                                                        APRIL 30, 1998++       31, 1997++
-------------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................       $ 9.45              $ 9.26
                                                                             ------              ------
Net investment income.................................................         0.32                0.16
Net realized and unrealized gain (loss)...............................        (0.02)               0.19
                                                                             ------              ------
Total from investment operations......................................         0.30                0.35
                                                                             ------              ------
Less dividends from net investment income.............................        (0.32)              (0.16)
                                                                             ------              ------
Net asset value, end of period........................................       $ 9.43              $ 9.45
                                                                             ------              ------
                                                                             ------              ------
TOTAL INVESTMENT RETURN+..............................................         3.24%(1)            3.78%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.90%(2)            0.92%(2)
Net investment income.................................................         6.74%(2)            6.60%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,507              $2,051
Portfolio turnover rate...............................................            6%(1)              12%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................       $ 9.44              $ 9.26
                                                                             ------              ------
Net investment income.................................................         0.29                0.15
Net realized and unrealized gain......................................      --                     0.18
                                                                             ------              ------
Total from investment operations......................................         0.29                0.33
                                                                             ------              ------
Less dividends from net investment income.............................        (0.29)              (0.15)
                                                                             ------              ------
Net asset value, end of period........................................       $ 9.44              $ 9.44
                                                                             ------              ------
                                                                             ------              ------
TOTAL INVESTMENT RETURN+..............................................         3.12%(1)            3.54%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.53%(2)            1.52%(2)
Net investment income.................................................         6.08%(2)            5.86%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $3,142                $721
Portfolio turnover rate...............................................            6%(1)              12%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       OCTOBER 31,
                                                                        APRIL 30, 1998++        1997++
-----------------------------------------------------------------------------------------------------------
                                                                          (UNAUDITED)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................       $ 9.33             $ 9.26
                                                                             ------             ------

Net investment income.................................................         0.33               0.17

Net realized and unrealized gain......................................         0.01               0.07
                                                                             ------             ------

Total from investment operations......................................         0.34               0.24
                                                                             ------             ------

Less dividends from net investment income.............................        (0.33)             (0.17)
                                                                             ------             ------

Net asset value, end of period........................................       $ 9.34             $ 9.33
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................         3.68%(1)           2.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.67%(2)           0.63%(2)

Net investment income.................................................         6.85%(2)           6.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $837                $69

Portfolio turnover rate...............................................            6%(1)             12%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
FEDERAL
SECURITIES TRUST


[PHOTO]


SEMIANNUAL REPORT
APRIL 30, 1998